UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-3904


Value Line Tax Exempt Fund, Inc.
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)


220 East 42nd Street, New York, N.Y. 10017
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(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: February 28, 2006

Date of reporting period: February 28, 2006

Item I.  Reports to Stockholders.

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                                  ANNUAL REPORT
--------------------------------------------------------------------------------
                                February 28, 2006
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                                 The Value Line

                                   Tax Exempt
                                   Fund, Inc.


                                     [LOGO]
                                   VALUE LINE
                                   ----------
                                    No-Load
                                     Mutual
                                     Funds

The Value Line Tax Exempt Fund, Inc.

                                                               To Our Value Line
--------------------------------------------------------------------------------

To Our Shareholders:

For the twelve months ended February 28, 2006, the total return of The Value Line Tax Exempt Fund, Inc. -- The National Bond Portfolio was 3.22%. Over the same time period, the Lehman Brothers Broad Based Municipal Bond Index(1) reported a gain of 3.87%.

The municipal market continues to outperform as new issue volume has fallen. The primary reason for the drop in volume has been the increase in interest rates, which has slowed down the issuance of refunding bonds. However, with Congress raising the national debt limit and the flattening yield curve, the volume of refunding issues may begin to pick up. In addition, as the Federal Reserve Board remains in a tightening mode, higher interest rates on tax-exempt bonds will tend to attract retail investors into the market. This could lead to the municipal market continuing to outperform for at least one or two more quarters.

The longer portions of the tax-exempt yield curve now offer the most relative value. Hedge fund buyers who typically control the long end of the market have moved into the intermediate part of the curve. The Fund has taken advantage of this situation by participating in the 25 to 30 year maturity range of new bond issues. In addition to adding some yield to the portfolio, management believes the Fund will be well positioned for outperformance when traditional buyers return to investing in long-term bonds.

For the year, the top-performing sector in the municipal bond market has been non-investment grade paper or junk bonds. In the investment grade sector, tobacco bonds have been the best performer. The Lehman Brothers Broad Based Municipal Bond Index has nearly 3 percent of its market value in tobacco bonds, while the Fund has 6 percent of its market value exposed to that sector. At this time, management believes that this is a sufficient over weighting of tobacco bonds. Another sector with strong year-to-date performance is insured bonds. The Index is approximately 50 percent invested in insured paper while the Fund is over weighted in this sector, having 75 percent of its market value in insured bonds. At this time, bond insurance adds extra security while not sacrificing much in terms of yield.

Therefore, going forward, the Fund is continuing to restructure its holdings into more liquid pieces, blocks of $1million or more. The Fund is under weighted relative to the Index in revenue bonds. Management would like to add to this sector as yield spreads widen in this rising interest rate environment. In addition, the Fund's exposure to prerefunded bonds remains light. Both of these sectors should cheapen as more new issue refunding bonds come to market, which would provide a good opportunity to add to these sectors. Our goal remains to provide a maximum level of income exempt from Federal income taxes with a minimum level of risk. Thank you for your investment with us.

                                Sincerely,

                                /s/ Jean Bernhard Buttner
                                    Jean Bernhard Buttner
                                    Chairman and President

March 27, 2006

--------------------------------------------------------------------------------
(1) The Lehman Brothers Broad Based Municipal Bond Index is a total-return performance benchmark for the long-term, investment-grade, tax-exempt bond market. The returns for the Index do not reflect charges, expenses, or taxes, and it is not possible to directly invest in this Index.


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2

                                            The Value Line Tax Exempt Fund, Inc.

Tax Exempt Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The business expansion appears to have picked up noticeably during the first quarter of this year, following a disappointingly weak close to 2005. The current improvement suggests that the nation's gross domestic product rose by an estimated 4%, or so, in the opening quarter. Going forward, we would expect some renewed moderation in growth, with GDP increases likely averaging closer to 3% for the balance of the year. Our forecast assumes that oil prices will stabilize in the range of $55-$65 a barrel, that there will be no supply interruptions from any deterioration on the global scene, and that interest rates will be comparatively stable.

Helping to sustain this healthy economic improvement are likely to be solid levels of activity in the manufacturing and capital goods sectors and further selective gains in retailing. Such economic growth is likely to be accompanied by slower demand for housing. A severe housing pullback does not seem likely at this point, given the expected relatively stable level of long-term interest rates. Our forecast also assumes that inflation will remain fairly stable at benign levels.

Moderating gross domestic product growth and accompanying modest level of inflation would have positive ramifications for the stock markets. That's because this combination would logically allow the Federal Reserve to bring its cycle of monetary tightening to a close by the middle of this year, or before its series of interest-rate hikes brings about a premature end to the long business expansion.


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                                                                               3

The Value Line Tax Exempt Fund, Inc.

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The following graph compares the performance of The Value Line Tax Exempt Fund,
Inc. -- The National Bond Portfolio to that of the Lehman Brothers Broad Based Municipal Bond Index. Value Line Tax Exempt Fund, Inc. -- The National Bond Portfolio is a professionally managed mutual fund, while the Index is not available for investment and is unmanaged. The returns for the Index do not reflect charges, expenses or taxes but do include the reinvestment of dividends. The comparison is shown for illustrative purposes only.

             Comparison of a change in value of a $10,000 investment in The Value Line Tax Exempt Fund, Inc. -- The National Bond Portfolio
            and the Lehman Brothers Broad Based Municipal Bond Index*

                              [LINE CHART OMITTED]

                                              Lehman Brothers
                                                Broad Based
                            The National      Municipal Bond
                           Bond Portfolio         Index
                            ------------      --------------
       3/1/1996               $10,000            $10,000
                                9,841              9,841
                               10,044             10,036
                               10,431             10,479
       2/1/1997                10,486             10,551
                               10,589             10,655
                               10,880             10,963
                               11,122             11,231
       2/1/1998                11,404             11,515
                               11,519             11,655
                               11,747             11,912
                               11,887             12,102
       2/1/1999                11,961             12,223
                               11,936             12,200
                               11,580             11,971
                               11,449             11,972
       2/1/2000                11,446             11,969
                               11,581             12,095
                               12,227             12,782
                               12,405             12,952
       2/1/2006                12,893             13,446
                               12,984             13,564
                               13,497             14,085
                               13,434             14,080
       2/2/2006                13,663             14,365
                               13,661             14,446
                               14,085             14,964
                               14,025             14,976
       2/3/2006                14,451             15,466
                               14,872             15,943
                               14,176             15,434
                               14,778             15,972
       2/4/2006                15,226             16,440
                               14,603             15,937
                               15,173             16,530
                               15,140             16,623
       2/5/2006                15,399             16,927
                               15,635             17,206
                               15,844             17,408
                               15,514             17,269
       2/6/2006                15,895             17,581

* The Lehman Brothers Broad Based Municipal Bond Index is representative of the broad based fixed income market. It includes long term, investment grade tax exempt bonds. The returns for the Index do not reflect charges, expenses, or taxes, which are deducted from the Fund's returns and it is not possible to directly invest in this unmanaged Index.

Performance Data:**

                                    Average Annual     Growth of an Assumed
                                     Total Return      Investment of $10,000
                                   ----------------   ----------------------
 1 year ended 2/28/06 ..........          3.22%               $10,322
 5 years ended 2/28/06 .........          4.27%               $12,328
10 years ended 2/28/06 .........          4.74%               $15,895

--------------------------------------------------------------------------------
** The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


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4

                                            The Value Line Tax Exempt Fund, Inc.

--------------------------------------------------------------------------------

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2005 through February 28, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

                                                                                         Expenses*
                                                                                        paid during
                                                        Beginning         Ending          period
                                                         account          account         9/1/05
                                                          value            value           thru
                                                         9/1/05           2/28/06         2/28/06
                                                     --------------   --------------   ------------
Actual ...........................................     $ 1,000.00       $ 1,003.20        $ 4.82
Hypothetical (5% return before expenses) .........     $ 1,000.00       $ 1,019.99        $ 4.86

--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.97% multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.


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                                                                               5

The Value Line Tax Exempt Fund, Inc.

Portfolio Highlights at February 28, 2006 (unaudited)
--------------------------------------------------------------------------------

Ten Largest Long-Term Holdings

                                                                                              Principal                Percentage of
Issue                                                                                          Amount         Value     Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Connecticut, General Obligations Unlimited, Ser. A., FSA Insured, 5.00%, 12/15/15 ........   $5,000,000    $5,479,000       4.7%
Lancaster California Redevelopment Agency, Tax Allocation, Refunding, Redevelopment
  Project, MBIA Insured, 4.75%, 8/1/33 ...................................................    5,000,000     5,097,100       4.3%
Clark County, Refunding, Food Control, FGIC Insured, 4.75%, 11/1/25 ......................    4,810,000     4,974,550       4.2%
Cobb County Georgia Hospital Authority, Revenue, Refunding and Improvement, Anticipation
  Certificates, AMBAC Insured, 5.25%, 4/1/21 .............................................    4,420,000     4,818,507       4.1%
Lubbock, Housing Finance Corp., Single Family Mortgage Revenue, Refunding, Ser. A,
  GNMA Collateral, 8.00%, 10/1/21 ........................................................    2,900,000     4,192,820       3.6%
Badger Tobacco Securitization Corp., Asset-Backed Revenue, 6.13%, 6/1/27 .................    3,880,000     4,126,729       3.5%
Downtown Phoenix Hotel Corp., Revenue, Ser. A, FGIC Insured, 5.25%, 7/1/22 ...............    3,515,000     3,842,422       3.3%
Maricopa County Arizona School District No. 028, General Obligations Unlimited, Ser. A,
  FGIC Insured, 5.00%, 7/1/22 ............................................................    3,390,000     3,653,776       3.1%
Indiana State Office Building Commission, Capital Complex, Revenue, Ser. B,
  MBIA Insured, 7.40%, 7/1/15 ............................................................    2,575,000     3,218,389       2.7%
Massachusetts State Special Obligation, Revenue, Consolidated Loan-Ser. A, FSA Insured,

--------------------------------------------------------------------------------
Asset Allocation -- Percentage of Net Assets

                               [PIE CHART OMITTED]

Long Term Municipal .................   97.8%
Short-Term Cash & Other .............    2.2%

--------------------------------------------------------------------------------
Quality Diversification -- Credit Quality expressed as a Percentage of
Net Assets as of 2/28/06

Aaa                                                                        88.4%
Aa1                                                                         1.8%
Aa2                                                                         1.9%
Aa3                                                                         0.9%
Baa1                                                                        0.9%
Baa3                                                                        3.9%
Short-Term Investments                                                      2.5%
--------------------------------------------------------------------------------
Total Investments                                                         100.3%
Liabilities in excess of other assets                                      -0.3%
                                                                          -----
Total Net Assets                                                          100.0%
                                                                          -----

Source: Moody's ratings, defaulting to S&P when not rated.
Credit Quality is subject to change.


--------------------------------------------------------------------------------
6

                                            The Value Line Tax Exempt Fund, Inc.

Schedule of Investments                                        February 28, 2006
--------------------------------------------------------------------------------

   Principal                                                                               Rating
    Amount                           The National Bond Portfolio                        (unaudited)         Value
---------------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL SECURITIES (97.8%)
               ALASKA (2.1%)
               Housing Finance Corp.:
 $ 1,000,000    General Housing, Revenue, Ser. A, FGIC Insured, 5.00%, 12/1/26 ........       Aaa    $  1,049,830
     300,000    International Airports Revenues, Ser. B, AMBAC Insured,
                  5.75%, 10/1/17 ......................................................       Aaa         336,789
   1,030,000   Anchorage Alaska Electric Utility, Revenue, Refunding -- Senior
               Lien -- Ser. A, MBIA Insured, 5.00%, 12/1/21 ..........................        Aaa       1,103,017
                                                                                                     ------------
                                                                                                        2,489,636
                                                                                                     ------------
               ARIZONA (6.4%)
   3,515,000   Downtown Phoenix Hotel Corp., Revenue, Ser. A, FGIC Insured,
                  5.25%, 7/1/22 .......................................................       Aaa       3,842,422
   3,390,000   Maricopa County Arizona School District No. 028, General
                  Obligations Unlimited, Ser. A, FGIC Insured, 5.00%, 7/1/22 ..........       Aaa       3,653,776
                                                                                                     ------------
                                                                                                        7,496,198
                                                                                                     ------------
               CALIFORNIA (16.0%)
   2,050,000   Coachella Valley California Unified School District, General
                  Obligations Unlimited, Ser. A, FGIC Insured, 5.00%, 8/1/17 ..........       Aaa       2,229,744
   2,000,000   Golden State Tobacco Securitization Corp., Revenue, Enhanced Asset-
                  Backed, Ser. A., FGIC Insured, 5.00%, 6/1/35 ........................       Aaa       2,091,860
   1,000,000   Kings River Conservative District, Certificates of Participation,
                  Peaking Project, 5.00%, 5/1/13 ......................................      Baa1       1,059,030
   5,000,000   Lancaster California Redevelopment Agency, Tax Allocation,
                  Refunding, Redevelopment Project, MBIA Insured, 4.75%, 8/1/33 .......       Aaa       5,097,100
                  Palomar Pomerado Health, General Obligations Unlimited, Election of
                  2004 Ser. A, AMBAC Insured:
   1,330,000      5.00%, 8/1/21 .......................................................       Aaa       1,424,909
   1,945,000      5.00%, 8/1/22 .......................................................       Aaa       2,079,069
   1,000,000   Sacramento City Financing Authority, Revenue, Refunding, FGIC
                  Insured, 5.00%, 12/1/19 .............................................       Aaa       1,077,560
                  Vernon California Redevelopment Agency, Tax Allocation, Industrial
                  Redevelopment Project, MBIA Insured:
   1,720,000      5.25%, 9/1/20 .......................................................       Aaa       1,888,663
   1,750,000      5.25%, 9/1/21 .......................................................       Aaa       1,918,700
                                                                                                     ------------
                                                                                                       18,866,635
                                                                                                     ------------


See Notes to Financial Statements.
--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

   Principal                                                                            Rating
    Amount                          The National Bond Portfolio                     (unaudited)          Value
------------------------------------------------------------------------------------------------------------------
               COLORADO (3.5%)
               Arkansas River Power Authority, Revenue, Improvement,
                  XLCA Insured:
 $ 1,000,000      5.25%, 10/1/32 .....................................................       Aaa    $  1,080,990
   2,000,000      5.25%, 10/1/40 .....................................................       Aaa       2,147,880
     770,000      Educational and Cultural Facilities Authority, Revenue, Student
                  Housing University of Colorado Funding Project, AMBAC Insured,
                  5.38%, 7/1/16 ......................................................       Aaa         838,869
                                                                                                    ------------
                                                                                                       4,067,739
                                                                                                    ------------
               CONNECTICUT (4.7%)
   5,000,000   General Obligations Unlimited, Ser. A, FSA Insured, 5.00%, 12/15/15           Aaa       5,479,000
                                                                                                    ------------
               DISTRICT OF COLUMBIA (2.0%)
   2,150,000   District of Columbia, Certificates of Participation, AMBAC Insured,
                  5.50%, 1/1/17 ......................................................       Aaa       2,357,539
                                                                                                    ------------
               FLORIDA (6.2%)
   2,250,000   Florida State Education System Facility, Revenue, Florida Education
                  System-Ser. A, MBIA Insured, 5.00%, 5/1/19 .........................       Aaa       2,432,520
     500,000   Hillsborough County School District Sales Tax, Revenue, AMBAC
                  Insured, 5.00%, 10/1/20 ............................................       Aaa         539,490
     570,000   Pinellas County, Housing Finance Authority Single Family Mortgage
                  Revenue, GNMA/FNMA Collateral, 5.30%, 9/1/21 .......................       Aaa         591,158
   1,550,000   Polk County Florida Public Facilities, Revenue, MBIA Insured,
                  5.00%, 12/1/21 .....................................................       Aaa       1,668,932
   2,000,000   Florida State Board of Education, General Obligations Unlimited,
                  Ser. J, 5.00%, 6/1/32 ..............................................       Aa1       2,100,160
                                                                                                    ------------
                                                                                                       7,332,260
                                                                                                    ------------
               GEORGIA (4.1%)
   4,420,000   Cobb County Georgia Hospital Authority, Revenue, Refunding
                  and Improvement, Anticipation Certificates, AMBAC Insured,
                  5.25%, 4/1/21 ......................................................       Aaa       4,818,507
                                                                                                    ------------
               HAWAII (2.0%)
   2,000,000   Department of Budget and Finance, Special Purpose Mortgage
                  Revenue, Kapiolani Health Care System, MBIA Insured,
                  6.40%, 7/1/13 ......................................................       Aaa       2,320,560
                                                                                                    ------------


See Notes to Financial Statements.
--------------------------------------------------------------------------------
8

                                            The Value Line Tax Exempt Fund, Inc.

                                                               February 28, 2006
--------------------------------------------------------------------------------

   Principal                                                                             Rating
    Amount                           The National Bond Portfolio                       (unaudited)          Value
---------------------------------------------------------------------------------------------------------------------
               ILLINOIS (4.8%)
 $ 1,000,000   Chicago Board of Education, Albany Park Academy Project, General
                  Obligations Unlimited, Ser. F, MBIA Insured, 5.75%, 12/1/24 ...........     Aaa        1,139,260
     825,000   Chicago General Obligations Unlimited, Prerefunded. A, FSA Insured,
                  5.25%, 1/1/15 .........................................................     Aaa          910,132
     175,000   Chicago General Obligations Unlimited, Unrefunded Balance. Ser. A,
                  FSA Insured, 5.25%, 1/1/15 ............................................     Aaa          191,191
   2,000,000   Cook County General Obligations Unlimited, Ser. A, MBIA Insured,
                  6.25%, 11/15/13 .......................................................     Aaa        2,315,840
   1,000,000   Illinois State Sales Tax, Revenue, 5.00%, 6/15/24 ........................     Aa3        1,062,570
                                                                                                         ---------
                                                                                                         5,618,993
                                                                                                       -----------
               INDIANA (2.7%)
   2,575,000   Indiana State Office Building Commission, Capital Complex, Revenue,
                  Ser. B, MBIA Insured, 7.40%, 7/1/15 ...................................     Aaa        3,218,389
                                                                                                       -----------
               KANSAS (1.5%)
   1,675,000   Butler County Kansas Unified School District, General Obligations
                  Unlimited, Ser. B, FSA Insured, 5.00%, 9/1/30 .........................    AAA*        1,773,758
                                                                                                       -----------
               LOUSIANA (0.6%)
     680,000   Jefferson Parish Home Mortgage Authority, Single Family Revenue,
                  Ser. A, GNMA/FNMA Collateral, 4.70%, 6/1/15 ...........................    AAA*          693,811
                                                                                                       -----------
               MASSACHUSETTS (4.1%)
   1,495,000   Lowell Massachusetts, Refunding -- State Qualified, General
                  Obligation Limited, MBIA State Aid Withholding Insured,
                  5.00%, 12/15/18 .......................................................     Aaa        1,627,756
   2,885,000   Massachusetts State Special Obligation, Revenue, Consolidated
                  Loan -- Ser. A, FSA Insured, 4.31%, 6/1/22 ............................     Aaa        3,146,900
                                                                                                       -----------
                                                                                                         4,774,656
                                                                                                       -----------
               MICHIGAN (0.2%)
     250,000   State Building Authority, State Police Commission System, Revenue,
                  MBIA Insured, 4.65%, 10/1/19 ..........................................     Aaa          260,415
                                                                                                       -----------
               MINNESOTA (1.7%)
   1,885,000   St. Paul, Port Authority Lease Revenue, 5.00%, 12/1/12 ...................     Aa2        2,023,830
                                                                                                       -----------
               NEBRASKA (0.7%)
     800,000   Municipal Energy Agency, Power Line Supply Systems Revenue,
                  Ser. A, FSA Insured, 5.25%, 4/1/23 ....................................     Aaa          862,208
                                                                                                       -----------


See Notes to Financial Statements.
--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

   Principal                                                                          Rating
    Amount                          The National Bond Portfolio                     (unaudited)          Value
-------------------------------------------------------------------------------------------------------------------
               NEVADA (4.2%)
 $ 4,810,000   Clark County, Refunding, Food Control, FGIC Insured, 4.75%, 11/1/25            Aaa    $  4,974,550
                                                                                                     ------------
               NEW JERSEY (3.7%)
     500,000   Educational Facilities Authority, Revenue, Kean University, Ser. B,
                  Refunding, MBIA Insured, 5.00%, 7/1/18 .............................        Aaa         542,865
   2,500,000   New Jersey State Transportation Trust Fund, Transportation System --
                  Ser. D, Revenue, FSA Insured, 5.00%, 6/15/20 .......................        Aaa       2,676,325
   1,000,000   Newark Housing Authority, Port Authority Marine Terminal, Revenue,
                  MBIA Insured, 5.25%, 1/1/15 ........................................        Aaa       1,091,810
                                                                                                     ------------
                                                                                                        4,311,000
                                                                                                     ------------
               NEW YORK (3.6%)
     500,000   Dormitory Authority, Note Revenue, FHA Insured Mortgage,
                  Montefiore Hospital, FGIC Insured, 5.00%, 2/1/13 ...................        Aaa         537,635
   1,000,000   General Obligations Unlimited, Ser. E, FSA Insured, 5.00%, 11/1/13 ....        Aaa       1,080,570
   1,000,000   General Obligations Unlimited, Ser. K, FSA Insured, 3.92%, 8/1/15 .....        Aaa       1,065,860
   1,000,000   New York State Urban Development Corp., Revenue, State Personal
                  Income Tax, FACS-A-1, FGIC Insured, 5.00%, 3/15/25 .................        Aaa       1,056,930
     500,000   Port Authority New York and New Jersey Consolidated, Revenue,
                  127th Ser., AMBAC Insured, 5.00%, 12/15/21 .........................        Aaa         524,335
                                                                                                     ------------
                                                                                                        4,265,330
                                                                                                     ------------
               NORTH DAKOTA (0.9%)
   1,000,000   State Water Commission Revenue, Water Development & Management
                  Program, Ser. B, MBIA Insured, 5.00%, 8/1/25 .......................        Aaa       1,064,110
                                                                                                     ------------
               OHIO (0.1%)
     115,000   Housing and Community Service Department, Single-Family Revenue,
                  Ser. A-2, 5.50%, 9/1/22 ............................................        Aaa         120,625
                                                                                                     ------------
               PENNSYLVANIA (1.6%)
   1,650,000   Philadelphia School District, General Obligations Unlimited, Ser. B,
                  FGIC Insured, 5.63%, 8/1/13 ........................................        Aaa       1,836,780
                                                                                                     ------------
               SOUTH CAROLINA (1.0%)
   1,150,000   State Housing Finance and Development Authority, Revenue, Ser. A-2,
                  FSA Insured, 5.00%, 7/1/20 .........................................        Aaa       1,186,328
                                                                                                     ------------
               SOUTH DAKOTA (2.6%)
   2,580,000   Heartland Consumers Power Distribution, Electric Utility, FSA
                  Insured, 6.00%, 1/1/17 .............................................        Aaa       3,027,682
                                                                                                     ------------


See Notes to Financial Statements.
--------------------------------------------------------------------------------
10

                                            The Value Line Tax Exempt Fund, Inc.

                                                               February 28, 2006
--------------------------------------------------------------------------------

  Principal                                                                            Rating
   Amount                          The National Bond Portfolio                       (unaudited)          Value
-------------------------------------------------------------------------------------------------------------------
             TENNESSEE (0.2%)
 $  210,000  Housing Development Agency Homeownership, Revenue, General
                Obligations, 5.00%, 7/1/17 ............................................       Aa2      $    211,884
                                                                                                       ------------
             TEXAS (11.1%)
  1,165,000  Corpus Christi Utility System, Revenue, FSA Insured, 5.25%, 7/15/19 ......       Aaa         1,289,166
  1,415,000  Denton County, General Obligation Limited, FSA Insured,
                5.00%, 7/15/22 ........................................................       Aaa         1,505,348
  1,000,000  Houston Airport System, Revenue, Sub Lien, FSA Insured,
                5.50%, 7/1/20 .........................................................       Aaa         1,088,490
    845,000  Houston Texas Community College Systems Public Facility Corp.,
                Lease Revenue, Public Safety Institute Project, Ser. C, AMBAC
                Insured, 4.38%, 4/15/21 ...............................................       Aaa           850,974
  2,900,000  Lubbock, Housing Finance Corp., Single Family Mortgage Revenue,
                Refunding, Ser. A, GNMA Collateral, 8.00%, 10/1/21 ....................      AAA*         4,192,820
  1,200,000  Mansfield Independent School District, School Building, General
                Obligation Unlimited, PSF Guaranteed, 5.00%, 2/15/20 ..................       Aaa         1,271,928
    500,000  Nueces River Authority, Water Supply Revenue, Corpus Christi
                Project, FSA Insured, 5.00%, 7/15/25 ..................................       Aaa           529,930
    905,000  State Department Housing and Community Affairs, Single Family
                Revenue, Ser. C, FSA Insured, 5.00%, 3/1/35 ...........................       Aaa           917,217
  1,285,000  West Harris County, Water Authority, Water System Revenue, FSA
                Insured, 5.00%, 12/15/24 ..............................................       Aaa         1,356,973
                                                                                                       ------------
                                                                                                         13,002,846
                                                                                                       ------------
             VIRGINIA (0.4%)
    500,000  Tobacco Settlement Financing Corporation, Revenue, Asset-Backed,
                5.25%, 6/1/19 .........................................................      Baa3           513,235
                                                                                                       ------------
             WASHINGTON (1.6%)
  1,765,000  Grant County Public Utility District No. 002, Wanapum Hydro
                Electric, Revenue, Ser. A, FGIC Insured, 5.00%, 1/1/22 ................       Aaa         1,872,312
                                                                                                       ------------
             WISCONSIN (3.5%)
  3,880,000  Badger Tobacco Securitization Corp., Asset-Backed Revenue, 6.13%,
                6/1/27 ................................................................      Baa3         4,126,729
                                                                                                       ------------
             TOTAL LONG-TERM MUNICIPAL SECURITIES
                (Cost $112,138,831) ...................................................                 114,967,545
                                                                                                       ------------


See Notes to Financial Statements.
--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments                                        February 28, 2006
--------------------------------------------------------------------------------

  Principal                                                                         Rating
   Amount                         The National Bond Portfolio                     (unaudited)           Value
------------------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES (2.5%)
 $  900,000  Mount Vernon Industrial Pollution Control and Solid Waste
                Disposal, Revenue, Variable -- General Electric Company Project,
                2.93%, 12/1/14 .....................................................   Aaa (1)       $    900,000
  2,000,000  East Baton Rouge Parish, Louisiana Pollution Control, Revenue,
                Variable -- Refunding, Exxon Project, 2.88%, 11/1/19 ...............   P-1 (1)          2,000,000
                                                                                                     ------------
             TOTAL SHORT-TERM MUNICIPAL SECURITIES
                (Cost $2,900,000) ..................................................                    2,900,000
                                                                                                     ------------
             TOTAL INVESTMENT SECURITIES (100.3%)
                (Cost $115,038,831) ................................................                  117,867,545
                                                                                                     ------------
             EXCESS OF LIABILITIES OVER CASH
                AND OTHER ASSETS (-0.3%) ...........................................                     (389,747)
                                                                                                     ------------
             NET ASSETS (100.0%) ...................................................                 $117,477,798
                                                                                                     ------------
             NET ASSET VALUE OFFERING AND REDEMPTION
                PRICE, PER OUTSTANDING SHARE
                ($117,477,798 [divided by] 11,129,464 shares outstanding) ..........                 $      10.56
                                                                                                     ------------

Rated by Moody's Investor Service except for those marked by an asterisk (*) which are rated by Standard & Poor's

(1) Variable rate notes are considered short-term obligations. Interest rates change every day. These securities are payable on demand on interest rate refix dates and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of February 28, 2006.


See Notes to Financial Statements.
--------------------------------------------------------------------------------
12

                                            The Value Line Tax Exempt Fund, Inc.

Statement of Assets and Liabilities
at February 28, 2006
--------------------------------------------------------------------------------

Assets:
Investment securities, at value
   (Cost--$115,038,831) ..................................        $ 117,867,545
Cash .....................................................               79,935
Receivable for securities sold ...........................            7,827,539
Interest receivable ......................................            1,128,564
Prepaid expenses .........................................               26,523
Receivable for capital shares sold .......................                4,000
                                                                  -------------
     Total Assets ........................................          126,934,106
                                                                  -------------
Liabilities:
Payable for securities purchased .........................            9,142,154
Dividends payable to shareholders ........................              105,089
Payable for capital shares repurchased ...................               10,672
Accrued expenses:
   Advisory fee ..........................................               46,249
   Service and distribution plan fees ....................                7,384
   Directors' fees .......................................                4,917
   Other .................................................              139,843
                                                                  -------------
     Total Liabilities ...................................            9,456,308
                                                                  -------------
Net Assets ...............................................        $ 117,477,798
                                                                  =============
Net assets consist of:
Capital stock, at $0.01 par value
   (authorized 65,000,000 shares; outstanding
   11,129,464 shares) ....................................        $     111,295
Additional paid-in capital ...............................          113,877,912
Distributions in excess of net
   investment income .....................................              (27,155)
Accumulated net realized gain on
   investments ...........................................              687,032
Net unrealized appreciation of investments ...............            2,828,714
                                                                  -------------
Net Assets ...............................................        $ 117,477,798
                                                                  =============
Net Asset Value, Offering and
   Redemption Price, per Outstanding
   Share ($117,477,798 [divided by] 11,129,464
   shares outstanding) ...................................        $       10.56
                                                                  =============

Statement of Operations
for the Year Ended February 28, 2006
--------------------------------------------------------------------------------
Investment Income:
Interest .................................................          $ 5,428,847
                                                                    -----------
Expenses:
Advisory fee .............................................              609,194
Service and distribution plan fees .......................              304,597
Auditing and legal fees ..................................               77,300
Transfer agent fees ......................................               50,501
Custodian fees ...........................................               41,005
Printing .................................................               29,999
Directors' fees and expenses .............................               19,794
Insurance ................................................               18,301
Postage ..................................................               15,002
Telephone ................................................                6,501
Other ....................................................                7,651
                                                                    -----------
   Total Expenses Before Custody Credits
     and Fees Waived .....................................            1,179,845
   Less: Custody Credits .................................               (9,910)
   Less: Service and Distribution Plan
     Fees Waived .........................................              (15,231)
                                                                    -----------
   Net Expenses ..........................................            1,154,704
                                                                    -----------
Net Investment Income ....................................            4,274,143
                                                                    -----------
Net Realized and Unrealized Gain (Loss)
   on Investments:
   Net Realized Gain .....................................              988,733
   Change in Net Unrealized Appreciation/
     (Depreciation) ......................................           (1,456,864)
                                                                    -----------
Net Realized Gain and Change in Net
   Unrealized Appreciation/(Depreciation)
   on Investments ........................................             (468,131)
                                                                    -----------
Net Increase in Net Assets from
   Operations ............................................          $ 3,806,012
                                                                    ===========


See Notes to Financial Statements.
--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

Statement of Changes in Net Assets
for the Year Ended February 28, 2006 and for the Year Ended February 28, 2005
--------------------------------------------------------------------------------

                                                                     Year Ended          Year Ended
                                                                    February 28,        February 28,
                                                                        2006                2005*
                                                                    -------------       -------------
Operations:
 Net investment income ........................................     $   4,274,143       $   4,575,737
 Net realized gain on investments .............................           988,733             574,537
 Change in net unrealized appreciation/(depreciation) .........        (1,456,864)         (3,845,876)
                                                                    ---------------------------------
 Net increase in net assets from operations ...................         3,806,012           1,304,398
                                                                    ---------------------------------
Distributions to Shareholders:
 Net investment income ........................................        (4,267,509)         (4,567,623)
 Net realized gain on investment transactions .................          (720,888)         (1,359,487)
                                                                    ---------------------------------
 Total Distributions ..........................................        (4,988,397)         (5,927,110)
                                                                    ---------------------------------
Capital Share Transactions:
 Proceeds from sale of shares .................................         3,024,212          31,478,299
 Proceeds from reinvestment of distributions to shareholders ..         3,601,794           4,284,233
 Cost of shares repurchased ...................................       (14,444,780)        (54,300,495)
                                                                    ---------------------------------
 Decrease from capital share transactions .....................        (7,818,774)        (18,537,963)
                                                                    ---------------------------------
Total Decrease in Net Assets ..................................        (9,001,159)        (23,160,675)
Net Assets:
 Beginning of year ............................................       126,478,957         149,639,632
                                                                    ---------------------------------
 End of year ..................................................     $ 117,477,798       $ 126,478,957
                                                                    =================================
Distributions in excess of/Undistributed net investment income,
 at end of year ...............................................     $     (27,155)      $      40,114
                                                                    =================================

*     Numbers were previously presented rounded to thousands.


See Notes to Financial Statements.
--------------------------------------------------------------------------------
14

                                            The Value Line Tax Exempt Fund, Inc.

Notes to Financial Statements                                  February 28, 2006
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Value Line Tax Exempt Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, comprised of The National Bond Portfolio. The Money Market Portfolio of the Fund was liquidated on July 21, 2005. The primary investment objective of the Fund is to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal by investing primarily in investment-grade municipal securities. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific state or region. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation: The investments are valued each business day at market value using prices supplied by an independent pricing service (the "Service") approved by the Board of Directors. Investments for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market are valued at quotations obtained by the Service from dealers in such securities. Other investments (which constitute a majority of the portfolio securities) are valued by the Service, based on methods that include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available will be valued in good faith at their fair value using methods determined by the Board of Directors.

(B) Distributions: It is the policy of the Fund to declare dividends daily from net investment income. Dividends credited to a shareholder's account are paid monthly. Income earned by the Fund on weekends, holidays, and other days on which the Fund is closed for business is declared as a dividend on the next day on which the Fund is open for business. The Fund expects to distribute any net realized capital gains at least annually.

The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassification.

(C) Federal Income Taxes: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.

(D) Security Transactions: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premium and accretion of discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on when-issued or delayed-delivery basis may be settled a month or more after the trade date.

(E) Representations and Indemnifications: In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure


--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

Notes to Financial Statements
--------------------------------------------------------------------------------

under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Capital Share Transactions

Transactions in capital stock were as follows:

                                             Year Ended             Year Ended
                                            February 28,           February 28,
                                                2006                  2005
                                             ----------            ----------
Shares sold ......................              284,210             2,971,979
Shares issued to
   shareholders in
   reinvestment of
   distributions .................              340,881               401,631
Shares
   repurchased ...................           (1,361,209)           (5,077,604)
                                             ----------            ----------
Net decrease .....................             (736,118)           (1,703,994)
                                             ----------            ----------

3. Purchases and Sales of Securities

Purchases and sales of municipal securities, excluding short-term securities, were as follows:

                                                                   Year Ended
                                                                  February 28,
                                                                      2006
                                                                  ------------
Purchases:
   Long-term obligations ...........................              $176,357,146
                                                                  ------------
Maturities or Sales:
   Long-term obligations ...........................              $181,251,119
                                                                  ------------

4. Income Taxes

At February 28, 2006, information on the tax components of capital is as follows:

Cost of investments for tax purposes ..................          $ 115,038,831
                                                                 =============
Gross tax unrealized appreciation .....................          $   3,004,554
Gross tax unrealized depreciation .....................               (175,840)
                                                                 -------------
Net tax unrealized appreciation on
   investments ........................................          $   2,828,714
                                                                 =============
Undistributed income on municipal
   bonds ..............................................          $      77,934
                                                                 -------------
Undistributed long-term capital gains .................          $     687,032
                                                                 =============

Permanent book-tax differences relating to the classification of income in the current year were reclassified within the composition of the net asset accounts. The Fund decreased undistributed net investment income by $73,903, increased accumulated net realized gain by $72,879 and increased additional paid-in capital by $1,024. Net assets were not affected by this reclassification.

The tax composition of dividends to shareholders for the years ended February 28, 2006 and 2005 were as follows:

                                                    2006                 2005
                                                 ----------           ----------
Municipal bond
   income ............................           $4,265,370           $4,567,623
Taxable ordinary
   income ............................              347,834              782,015
Long-term capital
   gains .............................              375,193              577,472
                                                 ----------           ----------
                                                 $4,988,397           $5,927,110
                                                 ==========           ==========


--------------------------------------------------------------------------------
16

                                            The Value Line Tax Exempt Fund, Inc.

                                                               February 28, 2006
--------------------------------------------------------------------------------

5. Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $609,194 was paid or payable to Value Line, Inc. (the "Adviser") for the year ended February 28, 2006. The advisory fee is based on average daily net assets of the portfolio of the Fund at an annual rate of .50%. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, equipment, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses of its organization and operation.

The Fund has a Service and Distribution Plan (the "Plan"). The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, compensates Value Line Securities, Inc., a subsidiary of the Adviser (the "Distributor"), for advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. Fees amounting to $304,597 were paid or payable to the Distributor under this Plan for the year ended February 28, 2006. Effective February 10, 2006 the Distributor voluntarily waived this fee. The fees waived amounted to $15,231. The Distributor has no right to recoup previously waived amounts.

For the year ended February 28, 2006, the Fund's expenses were reduced by $9,910 under a custody credit arrangement with the custodian.

Certain officers and directors of the Adviser and/or affiliated companies are also officers and directors of the Fund. At February 28, 2006, the Adviser and/or affiliated companies owned 61,792 shares of the Fund representing less than 1% of the outstanding shares. In addition, certain officers and directors of the Fund as a group owned 125,943 shares, representing 1.13% of the outstanding shares.


--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each year:

                                                                        National Bond Portfolio
                                                                  Years Ended on Last Day of February,
                                         --------------------------------------------------------------------------------------
                                            2006                 2005              2004              2003              2002
                                         --------------------------------------------------------------------------------------
Net asset value, beginning of year ....  $     10.66          $     11.03       $     10.84       $     10.68       $     10.51
                                         --------------------------------------------------------------------------------------
Income from investment operations:
Net investment income .................         0.37                 0.37              0.38              0.42              0.45
Net gains or losses on securities (both
 realized and unrealized) .............        (0.04)               (0.26)             0.19              0.18              0.17
                                         --------------------------------------------------------------------------------------
Total from investment operations ......         0.33                 0.11              0.57              0.60              0.62
                                         --------------------------------------------------------------------------------------
Less distributions:
Dividends from net investment income ..        (0.37)               (0.37)            (0.38)            (0.42)            (0.45)
Distributions from net realized gains .        (0.06)               (0.11)               --(3)          (0.02)               --
                                         --------------------------------------------------------------------------------------
Total distributions ...................        (0.43)               (0.48)            (0.38)            (0.44)            (0.45)
                                         --------------------------------------------------------------------------------------
Net asset value, end of year ..........  $     10.56          $     10.66       $     11.03       $     10.84       $     10.68
                                         --------------------------------------------------------------------------------------
Total return ..........................         3.22%                1.14%             5.36%             5.76%             5.97%
                                         ======================================================================================
Ratios/Supplemental Data:
Net assets, end of year (in thousands)   $   117,478          $   126,479       $   149,640       $   165,175       $   162,128
Ratio of expenses to average net assets         0.97%(1)(2)          0.97%(1)          0.94%(1)          0.91%(1)          0.91%(1)
Ratio of net investment income to
 average net assets ...................         3.51%                3.48%             3.50%             4.00%             4.28%
Portfolio turnover rate ...............          149%                  93%              166%              134%               76%

(1) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been 0.96%, 0.97%, 0.94%, 0.90%, and 0.90%, respectively, for the years ended February 28, 2006, February 28, 2005, February 29, 2004, February 28, 2003 and February 28, 2002.

(2) Ratio reflects expenses grossed up for the voluntary waiver of the service and distribution fee by the Distributor. The ratio of expenses to average net assets net of the voluntary fee waiver, but exclusive of the custody credit arrangement, would have been 0.96% for the year ended February 28, 2006.

(3)   Represents $0.0005.


See Notes to Financial Statements.
--------------------------------------------------------------------------------
18

                                            The Value Line Tax Exempt Fund, Inc.

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of The Value Line Tax Exempt Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The National Bond Portfolio (constituting one portfolio of The Value Line Tax Exempt Fund, Inc., hereinafter referred to as the "Fund") at February 28, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York

April 21, 2006


--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

Federal Tax Notice (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
During the year ended February 28, 2006, the Fund paid dividends to shareholders of $0.3713 per share from net investment income. Substantially all of the Fund's dividends from net investment income were exempt-interest dividends and are 100% free of Federal income tax. However, state and local taxes differ from state to state and a portion of the dividends may be subject to the individual Alternative Minimum Tax, so it is suggested that you consult your own tax adviser with respect to those taxes.

During the year ended February 28, 2006, the Fund paid $0.0639 per share of long-term capital gains to shareholders.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
20

                                            The Value Line Tax Exempt Fund, Inc.

--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Fund's website at http://www.vlfunds.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.


--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

                                                                Principal
                                                                Occupation                             Other
                                                  Length of     During the                             Directorships
Name, Address, and Age       Position             Time Served   Past 5 Years                           Held by Director
------------------------------------------------------------------------------------------------------------------------
Interested Director*
----------------------------
Jean Bernhard Buttner        Chairman of the      Since 1984    Chairman, President and Chief          Value Line, Inc.
Age 71                       Board of Directors                 Executive Officer of Value Line,
                             and President                      Inc. (the "Adviser") and Value
                                                                Line Publishing, Inc. Chairman
                                                                and President of each of the 14
                                                                Value Line Funds and Value Line
                                                                Securities, Inc. (the "Distributor").
------------------------------------------------------------------------------------------------------------------------
Non-Interested Directors*
----------------------------
John W. Chandler             Director             Since 1991    Consultant, Academic Search            None
18 Victoria Lane                                                Consultation Service, Inc.
Lanesboro, MA 01237                                             1992-2004; Trustee Emeritus
Age 82                                                          and Chairman (1993-1994) of
                                                                the Board of Trustees of Duke
                                                                University; President Emeritus,
                                                                Williams College.
------------------------------------------------------------------------------------------------------------------------
Frances T. Newton            Director             Since 2000    Customer Support Analyst,              None
4921 Buckingham Drive                                           Duke Power Company.
Charlotte, NC 28209
Age 64
------------------------------------------------------------------------------------------------------------------------
Francis C. Oakley            Director             Since 2000    Professor of History, Williams         Berkshire Life
54 Scott Hill Road                                              College, 1961-2002. Professor          Insurance
Williamstown, MA 01267                                          Emeritus since 2002; President         Company of
Age 74                                                          Emeritus since 2002; President         America
                                                                Emeritus since 1994 and
                                                                President, 1985-1994; Chairman
                                                                (1993-1997) and Interim President
                                                                (2002-2003) of the American
                                                                Council of Learned Societies.
                                                                Trustee since 1997 and Chairman
                                                                of the Board since 2005, National
                                                                Humanities Center.
------------------------------------------------------------------------------------------------------------------------
David H. Porter              Director             Since 1997    Visiting Professor of Classics,        None
5 Birch Run Drive                                               Williams College, since 1999;
Saratoga Springs, NY 12866                                      President Emeritus, Skidmore
Age 70                                                          College since 1999 and President,
                                                                1987-1998.
------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
22

                                            The Value Line Tax Exempt Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

                                                                  Principal
                                                                  Occupation                           Other
                                                    Length of     During the                           Directorships
Name, Address, and Age       Position               Time Served   Past 5 Years                         Held by Director
------------------------------------------------------------------------------------------------------------------------
Paul Craig Roberts           Director               Since 1984    Chairman, Institute for Political    A. Schulman Inc.
169 Pompano St.                                                   Economy.                             (plastics)
Panama City Beach, FL 32413
Age 67
------------------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr            Director               Since 1996    Senior Financial Advisor,            None
1409 Beaumont Drive                                               Veritable L.P. (investment adviser)
Gladwyne, PA 19035                                                since 2004; Senior Financial
Age 57                                                            Advisor, Hawthorn 2001-2004.
------------------------------------------------------------------------------------------------------------------------
Officers
----------------------------
Kathleen Bramlage            Vice President         Since 2005    Portfolio Manager with the
Age 46                                                            Adviser since 2005; analyst
                                                                  (part-time) with Loop Capital
                                                                  Markets, LLC 1995-2005.
------------------------------------------------------------------------------------------------------------------------
Jeffrey Geffen               Vice President         Since 2005    Portfolio Manager with the
Age 56                                                            Adviser.
------------------------------------------------------------------------------------------------------------------------
Bradley Brooks               Vice President         Since 2005    Portfolio Manager with the
Age 43                                                            Adviser.
------------------------------------------------------------------------------------------------------------------------
David T. Henigson            Vice President,        Since 1994    Director, Vice President and
Age 48                       Secretary and                        Compliance Officer of the
                             Chief Compliance                     Adviser. Director and Vice
                             Officer                              President of the Distributor. Vice
                                                                  President, Secretary and Chief
                                                                  Compliance Officer of each of
                                                                  the 14 Value Line Funds.
------------------------------------------------------------------------------------------------------------------------
Stephen R. Anastasio         Treasurer              Since 2005    Controller of the Adviser until
Age 47                                                            2003; Chief Financial Officer of
                                                                  the Adviser 2003-2005; Treasurer
                                                                  of the Adviser since 2005;
                                                                  Treasurer of each of the 14 Value
                                                                  Line Funds.
------------------------------------------------------------------------------------------------------------------------
Howard A. Brecher            Assistant Treasurer,   Since 2005    Director, Vice President and
Age 51                       Assistant Secretary                  Secretary of the Adviser.
                                                                  Director and Vice President
                                                                  of the Distributor.
------------------------------------------------------------------------------------------------------------------------

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

--------------------------------------------------------------------------------
The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's directors and is available, without charge, upon request by calling 1-800-243-2729.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950 -- The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 -- Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979 -- The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- Value Line Centurion Fund* seeks long-term growth of capital.

1984 -- The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- Value Line Aggressive Income Trust seeks to maximize current income.

1987 -- Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.


--------------------------------------------------------------------------------
24

================================================================================

INVESTMENT ADVISER                   Value Line, Inc.
                                     220 East 42nd Street
                                     New York, NY 10017-5891

DISTRIBUTOR                          Value Line Securities, Inc.
                                     220 East 42nd Street
                                     New York, NY 10017-5891

CUSTODIAN BANK                       State Street Bank and Trust Co.
                                     225 Franklin Street
                                     Boston, MA 02110

SHAREHOLDER                          State Street Bank and Trust Co.
SERVICING AGENT                      c/o BFDS
                                     P.O. Box 219729
                                     Kansas City, MO 64121-9729

INDEPENDENT                          PricewaterhouseCoopers LLP
REGISTERED PUBLIC                    300 Madison Avenue
ACCOUNTING FIRM                      New York, NY 10017

LEGAL COUNSEL                        Peter D. Lowenstein, Esq.
                                     Two Sound View Drive, Suite 100
                                     Greenwich, CT 06830

DIRECTORS                            Jean Bernhard Buttner
                                     John W. Chandler
                                     Frances T. Newton
                                     Francis C. Oakley
                                     David H. Porter
                                     Paul Craig Roberts
                                     Nancy-Beth Sheerr

OFFICERS                             Jean Bernhard Buttner
                                     Chairman and President
                                     Kathleen Bramlage
                                     Vice President
                                     Jeffrey Geffen
                                     Vice President
                                     Bradley Brooks
                                     Vice President
                                     David T. Henigson
                                     Vice President, Secretary
                                     Stephen R. Anastasio
                                     Treasurer
                                     Howard A. Brecher
                                     Assistant Secretary/
                                     Assistant Treasurer

This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

                                                                         #535783

Item 2. Code of Ethics

      (a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

      (f) Pursuant to item 12(a), the Registrant is attaching as an exhibit a copy of its Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

Item 3. Audit Committee Financial Expert.

      (a)(1)The Registrant has an Audit Committee Financial Expert serving on its Audit Committee.

      (2) The Registrant's Board has designated John W. Chandler, a member of the Registrant's Audit Committee, as the Registrant's Audit Committee Financial Expert. Mr. Chandler is an independent director who is a senior consultant with Academic Search Consultation Service. He spent most of his professional career at Williams College, where he served as a faculty member, Dean of the Faculty, and President (1973-85). He also served as President of Hamilton College (1968-73), and as President of the Association of American Colleges and Universities (1985-90). He has also previously served as Trustee Emeritus and Chairman of the Board of Trustees of Duke University.

A person who is designated as an "audit committee financial expert" shall not make such person an "expert" for any purpose, including without limitation under
Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

      (a)Audit Fees 2006 $53,800

      (b)   Audit-Related fees - None.

      (c)   Tax Preparation Fees 2006 $6,200

      (d)   All Other Fees - None

      (e)   (1)   Audit Committee Pre-Approval Policy. All services to be
                  performed for the Registrant by PricewaterhouseCoopers LLP must be pre-approved by the audit committee.

      (e)   (2)   Not applicable.

      (f)   Not applicable.

      (g)   Aggregate Non-Audit Fees 2006 $6,200

      (h)   Not applicable.

Item 11. Controls and Procedures.

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

      (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

      (a) Code of Business Conduct and Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 100.COE

      (b) (1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

            (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By       /s/ Jean B. Buttner
         --------------------------
         Jean B. Buttner, President

Date:    05/05/2006
         -------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jean B. Buttner
         ------------------------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer

By:      /s/ Stephen R. Anastasio
         ------------------------------------------------------------
         Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:    05/05/2006
         -------------------